Financial instruments - Fair value and risk management - Cash flow hedges reclassified from OCI to income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments, cash flow hedges	€ 297.7	€ (33.5)	€ 71.2
Cash Flow Hedges
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments, cash flow hedges	297.7	(33.5)	71.2
Foreign currency risk | Fuel and oil operating expenses
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments, cash flow hedges	130.4	(110.9)	(4.2)
Foreign currency risk | Cash Flow Hedges | Fuel and oil operating expenses
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments, cash flow hedges	130.4	(110.9)	(4.2)
Interest rate risk | Finance expense
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments, cash flow hedges			3.6
Interest rate risk | Cash Flow Hedges | Variable-rate instruments
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments, cash flow hedges			3.6
Commodity price risk | Fuel and oil operating expenses
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments, cash flow hedges	167.3	77.4	71.8
Commodity price risk | Cash Flow Hedges | Fuel and carbon operating expenses
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments, cash flow hedges	€ 167.3	€ 77.4	€ 71.8